Taxes - Significant Components of Future Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Component Of Net Income Tax Assets And Liabilities [Line Items]
Tax loss carryforwards	$ 20,481	$ 15,102
Scientific research and experimental development ("SR&ED") carryforwards	5,352	4,959
Harmonization asset	677	617
Share issue costs	831	1,410
Investment tax credits	4,564	4,648
Accounts payable and accrued liabilities	4,759	8,986
Total future income tax asset	28,443	20,709
Valuation allowance	(7,626)	(4,474)
Net future income tax asset	20,817	16,235
Debentures [Member]
Component Of Net Income Tax Assets And Liabilities [Line Items]
Difference between tax and book value		(6,308)
Capital and intangible assets [Member]
Component Of Net Income Tax Assets And Liabilities [Line Items]
Difference between tax and book value	(8,252)	(9,208)
Loan receivable [Member]
Component Of Net Income Tax Assets And Liabilities [Line Items]
Difference between tax and book value	$ 31